Long-term Debt -Summary of Long-term Debt (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Balance at January 1		$ 38,311	$ 40,532
Stated and accreted interest		520	4,388
Conversion of secured convertible debt into shares			(2,664)
Repayment of principal		(39,123)
Repayment of stated interest			(3,945)
Loss on extinguishment of liabilities	$ (292)	292
Balance at December 31		$ 0	$ 38,311